Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables and Accrued Expenses [Abstract]
Schedule of Other Payables and Accrued Expenses

Components of other payables and accrued expenses are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Business and other tax payables	63,935	49,428
Refundable deposits from employees and agents	17,777	17,577
Professional fees	13,453	782
Accrued expenses to third parties	12,826	37,471
Contributions from members of eHuzhu mutual aid program (Note 2(c))	32,915	—
Accrued compensation to staff layoff	20,648	12,132
Payable to third parties(i)	14,714	62,333
Others	815	4,999
Total	177,083	184,722

(i)	Amount represented payables to divested subsidiaries, which are non-interest-bearing, unsecured and due within one year.